Commitments and Guarantees - Letters of credit (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Letters of credit [Abstract]
Letter of credit issuance	$ 492	R$ 3,112,152	$ 522	R$ 2,713,794
Bank guarantees amount		R$ 8,763		R$ 38,270